Investments Accounted for by the Equity Method and Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for by the Equity Method and Variable Interest Entities
Investments Accounted for by the Equity Method and Variable Interest Entities
Equity Method Investments
Avenal—The Company owns a 49.95% equity interest in Avenal, which consists of three solar PV projects in Kings County, California, approximately 45 MWs, all of which became commercially operational during the third quarter of 2011. NRG retained a 0.05% interest and Eurus Energy owns the remaining 50% of Avenal. Power generated by the projects is sold under a 20-year PPA. On September 22, 2010, Avenal entered into a $35 million promissory note facility with the Company. Amounts drawn under the promissory note facility accrue interest at 4.5% per annum. As of December 31, 2013, the amount outstanding under the facility was $2 million. The facility was repaid in January 2014. Also, on September 22, 2010, Avenal entered into a $209 million financing arrangement with a syndicate of banks, or the Avenal Facility. As of December 31, 2014, and 2013, Avenal had outstanding $107 million and $112 million, respectively, under the Avenal Facility. As of December 31, 2014, the Company had an $11 million equity investment in Avenal.
CVSR—The Company owns 48.95% of CVSR, located in San Luis Obispo, California, totaling 250 MW, while NRG continues to own the remaining 51.05% of CVSR. Power generated by the project is sold under a 25-year PPA. As of December 31, 2014, the Company had a $102 million equity investment in CVSR.
In 2011, High Plains Ranch II, LLC, the direct owner of CVSR, entered into the CVSR Financing Agreement with the FFB to borrow up to $1.2 billion to fund the costs of constructing the solar facility. The CVSR Financing Agreement matures in 2037 and the loans provided by the FFB are guaranteed by the U.S. DOE. Amounts borrowed under the CVSR Financing Agreement accrue interest at a fixed rate based on U.S. Treasury rates plus a spread of 0.375% and are secured by the assets of CVSR. As of December 31, 2014, and 2013, $815 million and $1,104 million, respectively, were outstanding under the loan. In 2012 and 2013, CVSR submitted applications to the U.S. Treasury Department for cash grants as each phase of the project began commercial operations. In January 2014, the U.S. Treasury Department awarded cash grants on the CVSR project of $307 million ($285 million net of sequestration), which is approximately 75% of the cash grant amount for which the Company had applied. The cash grant proceeds were used to pay the outstanding balance of the bridge loan due in February 2014 and the remaining amount was used to pay a portion of the outstanding balance on the bridge loan due in August 2014. The remaining balance of the bridge loan due in August 2014 was paid by SunPower. CVSR is evaluating the basis for the U.S. Treasury Department’s award and all of its options for recovering the amount by which the U.S. Treasury Department reduced the CVSR cash grant award.
The following table presents summarized financial information for CVSR:

	Year Ended December 31,
	2014	2013	2012
Income Statement Data:	(In millions)
Operating revenues	$82	$47	$2
Operating income	40	22	1
Net income	17	4	1

		As of December 31,
		2014	2013
		(In millions)
Balance Sheet Data:
Current assets		$173	$455
Non-current assets		868	932
Current liabilities		33	412
Non-current liabilities		799	769

Variable Interest Entities, or VIEs
GenConn Energy LLC — The Company has a 49.95% interest in GCE Holding LLC, the owner of GenConn Energy LLC, or GenConn, which owns and operates two 190 MW peaking generation facilities in Connecticut at the Devon and Middletown sites. Each of these facilities was constructed pursuant to a 30-year cost of service type contract with the Connecticut Light & Power Company. All four units at the GenConn Devon facility reached commercial operation in June 2010 and were released to the ISO-NE by July 2010. In June 2011, all four units at the GenConn Middletown facility reached commercial operation and were released to the ISO-NE. GenConn is considered a VIE under ASC 810, however the Company is not the primary beneficiary, and accounts for its investment under the equity method.
The project was funded through equity contributions from the owners and non-recourse, project level debt. As of December 31, 2014, the Company's investment in GenConn was $114 million and its maximum exposure to loss is limited to its equity investment. On September 17, 2013, GenConn refinanced its existing project financing facility. The refinanced facility is comprised of a $237 million note with an interest rate of 4.73% and a maturity date of July 2041 and a 5-year, $35 million working capital facility that matures in 2018 which can be used to issue letters of credit at an interest rate of 1.875% per annum. As of December 31, 2014 $228 million was outstanding under the note and nothing was drawn on the working capital facility. The refinancing is secured by all of the GenConn assets.
The following table presents summarized financial information for GCE Holding LLC:

	Year ended December 31,
	2014	2013	2012
Income Statement Data:	(In millions)
Operating revenues	$82	$80	$78
Operating income	40	44	45
Net income	28	31	29

	December 31, 2014	December 31, 2013
Balance Sheet Data:	(In millions)
Current assets	$33	$32
Non-current assets	438	454
Current liabilities	20	18
Non-current liabilities	223	232

The following table presents undistributed equity earnings for the Company's three equity method investments:

	As of December 31,
	2014	2013
	(In millions)
Undistributed earnings from equity investments	$22	$19